Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Total Capital	For regulatory reporting purposes under the LICAT framework, there were further adjustments, including goodwill, non-life investments, and others as was prescribed by OSFI, to the total capital figure presented in the table below:

As at December 31,	2020	2019
Subordinated debt	$4,781	$3,538
Innovative capital instruments(1)	200	200
Equity:
Preferred shareholders’ equity	2,257	2,257
Common shareholders’ equity	22,212	21,141
Participating policyholders’ equity	1,368	1,091
Non-controlling interests’ equity	25	19
Total capital	$30,843	$28,246
(1) Innovative capital instruments are SLEECS issued by SLCT I (Note 13). SLCT I is not consolidated by us.